Schedule of Investments September 30, 2021 (unaudited)

Prospector Opportunity Fund

Description	Shares	Value
COMMON STOCKS - 92.7%
Banks - 19.8%
Bank of N.T. Butterfield & Son	129,250	$4,589,667
Central Valley Community Bancorp	56,500	1,214,750
Citigroup	35,370	2,482,267
Comerica	65,000	5,232,500
First Bancorp	247,800	3,258,570
HarborOne Bancorp	155,244	2,179,626
HomeTrust Bancshares	118,300	3,310,034
KeyCorp	267,400	5,781,188
Origin Bancorp	95,850	4,059,247
PCSB Financial	125,865	2,320,951
QCR Holdings	77,400	3,981,456
SouthState	17,300	1,291,791
Univest Financial	114,300	3,130,677
		42,832,724
Consumer Discretionary - 7.6%
Darden Restaurants	34,200	5,180,274
eBay	56,100	3,908,487
Home Depot	6,050	1,985,973
Noodles & Company *	454,462	5,362,652
		16,437,386
Consumer Staples - 7.2%
Carlsberg A/S, Class B	10,750	1,757,340
Church & Dwight	30,400	2,510,128
Hostess Brands *	163,600	2,841,732
JM Smucker	45,200	5,425,356
Mondelez International, Class A	54,450	3,167,901
		15,702,457
Diversified Financial Services - 4.3%
CBOE Global Markets	21,800	2,700,148
Diamond Hill Investment Group	7,100	1,247,186
Federated Hermes, Class B	151,350	4,918,875
Invesco	22,050	531,626
		9,397,835
Energy - 6.1%
Devon Energy	50,050	1,777,275

Hess	49,050	3,831,296
Pioneer Natural Resources	29,108	4,846,773
Schlumberger	39,300	1,164,852
Suncor Energy	73,100	1,516,094
		13,136,290
Healthcare - 5.6%
Henry Schein *	28,850	2,197,216
Medtronic	30,050	3,766,768
Merck & Co.	43,498	3,267,135
NuVasive *	48,150	2,881,777
		12,112,896
Industrials - 13.7%
CIRCOR International *	19,150	632,141
Curtiss-Wright	50,650	6,391,017
Moog	32,450	2,473,663
Otis Worldwide	22,850	1,880,098
Pentair	45,750	3,322,823
Regal Beloit	500	75,170
Robert Half International	64,250	6,446,203
Sensata Technologies Holding *	90,950	4,976,784
Vectrus *	67,300	3,383,844
		29,581,743
Information Technology - 6.3%
CMC Materials	12,700	1,565,021
FARO Technologies *	36,900	2,428,389
Leidos Holdings	28,050	2,696,446
Littelfuse	25,580	6,990,247
		13,680,103
Insurance Brokers - 4.2%
Arthur J. Gallagher & Co.	28,800	4,281,120
Brown & Brown	88,700	4,918,415
		9,199,535
Life & Health Insurance - 5.6%
Aflac	20,550	1,071,271
Globe Life	53,600	4,772,008
Primerica	15,050	2,312,132
Voya Financial	63,900	3,922,821
		12,078,232
Materials - 3.9%
Agnico Eagle Mines	17,050	884,042
Axalta Coating Systems *	167,800	4,898,082
Domtar *	1,150	62,721

Kinross Gold	110,750	593,620
Newmont Goldcorp	27,500	1,493,250
Victoria Gold *	45,186	546,570
		8,478,285
Property & Casualty Insurance - 1.2%
Hanover Insurance Group	450	58,329
Selective Insurance Group	7,150	540,039
W.R. Berkley	26,800	1,961,224
		2,559,592
Real Estate - 1.9%
Howard Hughes *	45,950	4,034,870

Reinsurance - 5.3%
Alleghany *	8,045	5,023,378
Everest Re Group	11,700	2,934,126
RenaissanceRe Holdings	26,050	3,631,370
		11,588,874
Total Common Stocks
(Cost $144,591,283)		200,820,822

EXCHANGE TRADED FUND - 1.6%
Aberdeen Standard Physical Platinum Shares Fund *
(Cost $3,297,574)	37,400	3,373,480

SHORT-TERM INVESTMENT- 5.4%
First American Treasury Obligations Fund, Class X, 0.013%^
(Cost $11,794,384)	11,794,384	11,794,384

Total Investments - 99.7%
(Cost $159,683,241)		215,988,686
Other Assets and Liabilities, Net - 0.3%		656,023
Total Net Assets - 100.0%		$216,644,709

*	Non-income producing security
^	The rate shown is the seven-day yield effective September 30, 2021.

ADR - American Depositary Receipt

The industry classifications included in the Schedule of Investments are in accordance with the Global Industry Classification Standard (GICS ®) was developed by and/or are the exclusive property of MSCI, Inc. (MSCI) and Standard & Poor Financial Services LLC (S&P).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2021, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$200,820,822	$-	$-	$200,820,822
Exchange Traded Fund	3,373,480	-	-	3,373,480
Short-Term Investment	11,794,384	-	-	11,794,384
Total Investments	$215,988,686	$-	$-	$215,988,686

Refer to each Fund's Schedule of Investments for further sector breakout.